Properties, Plants, and Equipment, Net - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) kt	Dec. 31, 2014 USD ($) kt
Smelting Assets [Member]
Property, Plant and Equipment [Line Items]
Net carrying value of assets | $	$ 324	$ 419
Idle capacity of assets, units | kt	778	665
Idled Refining Assets [Member]
Property, Plant and Equipment [Line Items]
Net carrying value of assets | $	$ 53	$ 62
Idle capacity of assets, units | kt	2,801	1,216